Loans, borrowings and bank overdrafts - Summary of Current and Non-Current Borrowings (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Non-current
Unsecured Notes 2026	[1]	₨ 56,403		₨ 0
Borrowings from banks		0		7,310
Loans from institutions other than banks		60		148
Total		56,463	$ 744	7,458
Current
Bank overdrafts		3		130	₨ 395
Borrowings from Banks		95,143		75,585
Loans from institutions other than banks		87		159
Current borrowings and current portion of non-current borrowings		95,233	$ 1,255	75,874
Borrowings		₨ 151,696		₨ 83,332

[1]	On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued US$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. The Notes were issued at the discounted price of 99.636% against par value and have an effective interest rate of 1.6939% after considering the issue expenses and discount of ₹ 501 (US$ 6.7 million). Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).